SHARE-BASED COMPENSATION - Additional Information (Detail) $ / shares in Units, $ in Thousands							12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 06, 2021	Jul. 07, 2021 shares	Mar. 31, 2021 $ / shares shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2019 ₱ / shares $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2020 shares	May 12, 2020 $ / shares	May 12, 2020 ₱ / shares	May 31, 2019 ₱ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Par value | $ / shares	$ 0.01						$ 0.01	$ 0.01
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued							10 years
Maximum aggregate number of ordinary shares that can be issued	100,000,000						100,000,000
Expiration term of awards granted							10 years
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $	$ 0						$ 0
Exercise of share options (in shares)							1,867,743
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued							10 years
Maximum aggregate number of ordinary shares that can be issued	100,000,000						100,000,000
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval							10.00%
Expiration term of awards granted							10 years
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $	$ 12,295						$ 12,295
Exercise of share options (in shares)							787,074
Expiration term of awards granted							10 years
Number of Share Options, Granted							4,606,884
Weighted average grant date fair value | $ / shares							$ 2.28	$ 1.21	$ 2.59
Period of recognition of unrecognized compensation cost	1 year 9 months 14 days
2011 Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested							2 years
2011 Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested							3 years
2011 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of restricted shares vested | $							$ 43,533	$ 20,317	$ 8,825
Number of restricted shares, Vested							6,297,699
Period of recognition of unrecognized compensation cost	1 year 4 months 9 days
Unrecognized compensation cost | $	$ 53,669						$ 53,669
Number of Share Options, Granted and Vested			52,056				12,098,709
Restricted shares grant date fair value | $ / shares							$ 6.07	$ 4.17	$ 8.14
Deemed distribution to an affiliated company in respect of sharebased compensation | $							$ 136
2011 Share Incentive Plan [Member] | Restricted shares [Member] | 2020 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense (in lieu of bonus) | $								$ 13,799
Share-based Payment Arrangement, Amount Capitalized (in lieu of bonus) | $								921
Number of Share Options, Granted and Vested				1,899,897
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Common Stock [Member] | 2020 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares grant date fair value | $ / shares				$ 6.6367
2011 Share Incentive Plan [Member] | Restricted shares [Member] | American Depository Shares [Member] | 2020 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares grant date fair value | $ / shares				$ 19.91
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested			3 months				3 months
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested			12 months				3 years
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval							10.00%
Remaining shares available for grant	145,654,794						145,654,794
Expiration term of awards granted		10 years
2021 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Granted							0
2021 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Granted and Vested							0
2021 Share Incentive Plan [Member] | Restricted shares [Member] | 2021 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense (in lieu of bonus) | $							$ 10,929
Share-based Payment Arrangement, Amount Capitalized (in lieu of bonus) | $							729
Deemed distribution to an affiliated company in respect of sharebased compensation | $							$ 272
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares that can be issued	442,630,330						442,630,330
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval							5.00%
Remaining shares available for grant	305						305
Expiration term of awards granted							10 years
Adjustments to Additional Paid in Capital arising from share based awards modification | $					$ 4,619
Adjustments to non-controlling interest arising from share based awards modification | $					84
Accrued liability associated with cash settled share option and restricted shares | $					$ 4,064		$ 0	333
Fair value gain or loss on remeasurement of the liability | $							0	$ 0	$ 0
MRP Share Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Par value | (per share)											$ 0.02	₱ 1
Increased Common Stock par value | (per share)											$ 9,857	₱ 500,000
MRP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $	$ 0						$ 0
Exercise of share options (in shares)							0	0	0
Number of Share Options, Granted							0	0	0
Cash paid to settle the cash-settled awards | $							$ 87	$ 495	$ 760
Number of Share Options, Modified to cash-settled					15,971,173
Weighted average fair value at modification date | (per share)					$ 0.08	₱ 4.23
MRP Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of restricted shares vested | $							351	$ 1,030	$ 2,026
Unrecognized compensation cost | $	0						$ 0
Number of Share Options, Granted and Vested							0	0	0
Number of Restricted Shares, Modified to cash-settled					29,068,424
Share Price | (per share)					$ 0.14	₱ 0.14							₱ 7.25
Cash paid to settle the cash-settled awards | $							$ 346	$ 871	$ 2,948
Melco International Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $	$ 1,806						$ 1,806
Exercise of share options (in shares)							0	0	0
Number of years the awards becomes vested									2 years 9 months 18 days
Expiration term of awards granted									10 years
Number of Share Options, Granted							0	0	0
Weighted average grant date fair value | $ / shares									$ 0.90
Period of recognition of unrecognized compensation cost	6 months
Melco International Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $	$ 1,671						$ 1,671
Grant date fair value of restricted shares vested | $							$ 3,953	$ 3,979
Number of restricted shares, Vested							1,626,000		0
Number of years the awards becomes vested									2 years 9 months 18 days
Period of recognition of unrecognized compensation cost	6 months
Number of Share Options, Granted and Vested							0	0
Number of Restricted Shares, Modified to cash-settled										2,569,000
Restricted shares grant date fair value | $ / shares									$ 2.43